Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Statement of Cash Flows [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 6,558	$ 6,787	$ 6,214
Operating Activities
Depreciation and amortization	2,625	2,663	2,689
Stock-based compensation expense	297	303	278
Merger and integration charges	0	10	16
Cash payments for merger and integration charges	0	(25)	(83)
Restructuring and impairment charges	418	163	279
Cash payments for restructuring charges	(266)	(133)	(343)
Payments for restructuring and other charges related to Tingyi	0		176
Cash payments for restructuring and other charges related to the transaction with Tingyi	0	(26)	(109)
Venezuela remeasurement charges	105	111	0
Excess tax benefits from share-based payment arrangements	(114)	(117)	(124)
Pension and retiree medical plan contributions	(655)	(262)	(1,865)
Pension and retiree medical plan expenses	667	663	796
Deferred income taxes and other tax charges and credits	(19)	(1,058)	321
Accounts and notes receivable	(343)	(88)	(250)
Inventories	(111)	4	144
Prepaid expenses and other current assets	80	(51)	89
Accounts payable and other current liabilities	1,162	1,007	548
Income taxes payable	371	86	(97)
Other, net	(269)	(349)	(200)
Net Cash Provided by Operating Activities	10,506	9,688	8,479
Investing Activities
Capital spending	(2,859)	(2,795)	(2,714)
Sales of property, plant and equipment	115	109	95
Cash payments related to the transaction with Tingyi	0	(3)	(306)
Acquisitions and investments in noncontrolled affiliates	(88)	(109)	(121)
Divestitures	203	133	(32)
Short-term investments, by original maturity
More than three months - purchases	(6,305)	0	0
Payments for (Proceeds from) Short-Term Investments - Maturities	3,891	0	0
Three months or less, net	116	61	61
Other investing, net	(10)	(21)	12
Net Cash Used for Investing Activities	(4,937)	(2,625)	(3,005)
Financing Activities
Proceeds from issuances of long-term debt	3,855	4,195	5,999
Payments of long-term debt	(2,189)	(3,894)	(2,449)
Short-term borrowings, by original maturity
More than three months - proceeds	50	23	549
More than three months - payments	(10)	(492)	(248)
Three months or less, net	(2,037)	1,634	(1,762)
Cash dividends paid	(3,730)	(3,434)	(3,305)
Share repurchases - common	(5,012)	(3,001)	(3,219)
Share repurchases - preferred	(10)	(7)	(7)
Proceeds from exercises of stock options	755	1,123	1,122
Excess tax benefits from share-based payment arrangements	114	117	124
Acquisition of noncontrolling interests	0	(20)	(68)
Other financing	(50)	(33)	(42)
Net Cash Used for Financing Activities	(8,264)	(3,789)	(3,306)
Effect of exchange rate changes on cash and cash equivalents	(546)	(196)	62
Net (Decrease)/Increase in Cash and Cash Equivalents	(3,241)	3,078	2,230
Cash and Cash Equivalents, Beginning of Year	9,375	6,297	4,067
Cash and Cash Equivalents, End of Year	$ 6,134	$ 9,375	$ 6,297